Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive (Loss) Income
Net (loss) income	$ (27.7)	$ (172.3)	$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Other comprehensive income (loss)
Change in equity in net unrealized (losses) gains from investments in unconsolidated affiliates, net of tax							(29.8)
Change in foreign currency translation, net of tax	4.7	26.3	(57.2)	73.5	71.7	(67.3)	(65.4)
Net change in other, net of tax						1.2	0.2
Total other comprehensive income (loss)	4.7	26.3	(57.2)	73.5	71.7	(66.1)	(95.0)
Comprehensive (loss) income	(23.0)	(146.0)	56.6	(81.9)	(64.6)	(14.3)	215.0
Net (income) attributable to non-controlling interests	(0.3)	(4.2)	(0.9)	(13.2)	(13.7)	(19.3)	(18.8)
Comprehensive (loss) income attributable to Sirius Group's common shareholder	$ (23.3)	$ (150.2)	$ 55.7	$ (95.1)	$ (78.3)	$ (33.6)	$ 196.2